Balances and Transactions with Related Parties - Summary of Compensation of Key Management Personnel (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of key management personnel compensation [abstract]
Social Security contributions	$ 6	$ 6	$ 2